Property and equipment (Details) - EUR (€) € in Thousands		6 Months Ended
	Mar. 15, 2023	Jun. 30, 2023	Jun. 30, 2022
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period		€ 8,542	€ 10,174
Acquisitions		310	472
Disposals		(591)	0
Depreciation		(993)	(1,090)
Transfers		0	0
Property, plant and equipment at end of period		7,262	9,556
Lease liabilities – Building "Le Virage"
Disclosure of detailed information about property, plant and equipment [Line Items]
Write-off of lease liability	€ 700
Assets under finance-lease agreements
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period			5,342
Acquisitions			0
Disposals			0
Depreciation			(534)
Transfers			0
Property, plant and equipment at end of period			4,808
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period		6,423
Acquisitions		79
Disposals		(513)
Depreciation		(428)
Transfers		0
Property, plant and equipment at end of period		5,561
Write-off of right-of-use asset	€ 500
Lands and buildings
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period		4,242	4,981
Acquisitions		31	14
Disposals		(513)	0
Depreciation		(323)	(379)
Transfers		0	0
Property, plant and equipment at end of period		3,437	4,616
Laboratory equipment and other
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period		4,298	5,187
Acquisitions		279	458
Disposals		(78)	0
Depreciation		(670)	(711)
Transfers		0	0
Property, plant and equipment at end of period		3,829	4,934
In progress
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period		0	6
Acquisitions		0	0
Disposals		0	0
Depreciation		0	0
Transfers		0	0
Property, plant and equipment at end of period		€ 0	€ 6